BASIS OF PRESENTATION AND GOING CONCERN UNCERTAINTY	6 Months Ended
Jun. 30, 2013
BASIS OF PRESENTATION AND GOING CONCERN UNCERTAINTY
BASIS OF PRESENTATION AND GOING CONCERN UNCERTAINTY

2. BASIS OF PRESENTATION AND GOING CONCERN UNCERTAINTY

The information contained herein has been prepared in accordance with instructions for Form 10-Q and Article 10 of Regulation S-X. The information as of June 30, 2013, and for the six months ended June 30, 2013 and 2012, is unaudited. In the opinion of management, the information reflects all adjustments necessary to make the results of operations for the interim periods a fair statement of such operations. All such adjustments are of a normal recurring nature. Interim results are not necessarily indicative of results for the full year. The consolidated balance sheet at December 31, 2012 has been derived from the audited consolidated financial statements at that date, but does not include all information and footnotes required by U.S. generally accepted accounting principles for complete financial statements. For more complete financial information, these financial statements should be read in conjunction with the audited consolidated financial statements included in Mirati's Registration Statement on Form 10 (No. 001-35921), originally filed with the Securities and Exchange Commission ("SEC") on May 10, 2013, as amended.

Mirati was incorporated under the laws of the State of Delaware on April 29, 2013. The Company was created to enter into an arrangement agreement with MethylGene described below.

On May 8, 2013, the Company's Board of Directors approved and the Company entered into an arrangement agreement with MethylGene. Subject to the terms and conditions of the arrangement agreement, which was consummated on June 28, 2013, the shareholders of MethylGene received one share of the Company's common stock in exchange for every 50 common shares of MethylGene, which had the effect of a 50 for 1 reverse split of MethylGene's common shares pursuant to a court-approved plan of arrangement under Section 192 of the Canada Business Corporations Act. Such transaction is referred to herein as the "Arrangement". In addition, all outstanding options and warrants to purchase common shares of MethylGene became exercisable on a 50-for-1 basis for shares of the Company's common stock, and a proportionate adjustment was made to the exercise price. Upon completion of the Arrangement, MethylGene became the Company's wholly-owned subsidiary. The shares of the Company's common stock issued at the closing of the Arrangement were issued in reliance upon the exemption from registration under Section 3(A)(10) of the Securities Act of 1933, as amended.

These financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities in the normal course of business. The Company has incurred significant operating losses since inception and has relied on its ability to fund its operations through private and public equity financings and a debt financing. At June 30, 2013, the Company had $20.6 million in cash, cash equivalents, marketable securities and restricted cash.

As of June 30, 2013, substantial doubt exists over the ability of the Company to continue as a going concern. The Company believes that its current cash and cash equivalents, marketable securities and restricted cash equivalents and marketable securities are sufficient to carry out its currently planned clinical development and operating plans into the second quarter of 2014, without considering potential future financing. The Company's cash, cash equivalents and marketable securities decreased by $16.7 million in the six months ended June 30, 2013, reflecting an average rate of negative cash flow per month of approximately $2.8 million. Excluding non-recurring costs associated with the previously described Arrangement, listing on the NASDAQ Capital Market and recent management changes of $2.6 million, of which $1.4 million relates to the Arrangement and NASDAQ listing, our cash, cash equivalents and marketable securities decreased by $14.1 million in the six months ended June 30, 2013 reflecting an average rate of negative cash flow per month of approximately $2.4 million. While the rate of future negative cash flow per month will vary due to the timing of expenses incurred and the programs that are funded, at the current rate of negative cash flow per month the Company believes that its current cash, cash equivalents and marketable securities will enable it to complete Phase 1 development of MGCD265, which if successful would enable it to enter Phase 2 development. The Company's future cash requirements could increase if it decides to expand research and development efforts beyond the currently planned development of MGCD265.

The Company has incurred operating losses in each year since its inception and expects to continue to incur operating losses into the foreseeable future as it advances the development of its product candidate MGCD265; evaluates opportunities for the potential initiation of further clinical development of mocetinostat; evaluates opportunities for the potential clinical development of MGCD516, and continues its research efforts. To fund future operations the Company will need to raise additional capital. The amount and timing of future funding requirements will depend on many factors including the timing and results of ongoing development efforts, the potential expansion of current development programs, potential new development programs and related general and administrative support. The Company anticipates that it will seek to fund its operations through public or private equity or debt financings or other sources, such as potential collaboration agreements. Additional financing may not be available to the Company on favorable terms, or at all. Although the Company has previously been successful in obtaining financing through its equity securities offerings, it may not be able to do so in the future. If the Company is not able to secure adequate additional financings it may be forced to make reductions in spending and/or liquidate assets where possible. Any of these actions could harm the Company's business and its results of operations.

These condensed interim consolidated financial statements do not reflect the adjustments that might be necessary to the carrying amount of reported assets, liabilities and expenses if the Company were unable to continue operations in accordance with the going concern assumption, and such adjustments could be material.

These condensed interim consolidated financial statements are presented in U.S. dollars, which effective January 1, 2013, is also the functional currency of the Company.

The Company has not early adopted any standard or amendment that has been issued but not yet effective.